REVENUE - Geographic Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) customer	Jun. 30, 2022 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 538	$ 479	$ 1,035	$ 940
Brazil
Disclosure of geographical areas [line items]
Revenues	379	343	721	663
United Kingdom
Disclosure of geographical areas [line items]
Revenues	$ 159	136	$ 314	$ 277
Partnership's Sales Revenue, Net | Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Revenues		$ 343
Concentration risk, number of customers | customer			1
Bottom of range | Partnership's Sales Revenue, Net | Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%